Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following are the contractual maturities of financial obligations as at December 31, 2017:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	>5 years
Accounts payable and accrued liabilities	$87,150	$87,150	$87,150	$—	$—	$—
Restructuring obligation (note 14)	2,969	2,969	2,969	—	—	—
Term loan facility (note 15 (a))	18,987	26,868	5,362	13,116	8,390	—
Senior revolving financing (note 15 (b))	10,901	11,742	2,195	4,475	5,072	—
Convertible debt (note 15 (c))	17,335	22,711	1,575	3,150	17,986	—
Other bank financing (note 15 (d))	6,562	6,645	5,191	732	722	—
Capital lease obligations (note 15 (e))	637	675	309	253	113	—
Long-term royalty payable (note 16)	19,031	35,044	2,011	11,056	14,057	7,920
Operating lease commitments	—	17,815	9,032	6,458	2,186	139
	$163,572	$211,619	$115,794	$39,240	$48,526	$8,059

Schedule of Foreign Exchange Contracts, Statement of Financial Position
The Company’s functional currency is the Canadian dollar. The U.S. dollar amount of financial instruments subject to exposure to foreign currency risk reflected in the consolidated balance sheet at December 31, 2017 is as follows:

US Dollars
Cash and cash equivalents	$30,859
Accounts receivable	10,624
Accounts payable	3,594
Long-term debt, including current portion	36,322
Long-term royalty payable, including current portion	19,031